5. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
5. RELATED PARTY TRANSACTIONS

On December 30, 2013, the Company entered into a comprehensive partnership agreement (the "Agreement") with Fields Texas Limited LLC's affiliate, E-Cig Acquisition Company LLC (“Fields Texas”), which is partially owned by one of the Company’s directors.  See Note 7.

At December 31, 2013 and 2012, stockholders of the Company had loaned amounts totaling $448,166 and $703,570, respectively, which is included in due to related parties in the accompanying consolidated balance sheets.  Associated accrued interest of approximately $110,000 and $34,000, respectively, is included in accounts payable and accrued expenses in the accompanying consolidated balance sheets.  These payables accrue interest at a rate of 12% annually and have a maturity date of January 31, 2014.

On January 27, 2013 (prior to the Reverse Merger), a related party loaned the Company $250,000 and VEC issued a promissory note for the principal amount with a maturity date of January 31, 2014. As an incentive to advance the loan, VEC issued an 8% interest in VEC to the related party which was converted into 40,000 common shares of VEC (pre-reverse merger). On June 25, 2013, pursuant to the Reverse Merger, the Company exchanged the related party’s shares for 2,600,000 Victory shares. On July 29, 2013, the Company entered into a loan repayment agreement with the related party whereby the Company repaid the $250,000 as full and final settlement.  In exchange for early repayment, the related party surrendered 1,600,000 of the 2,600,000 shares issued.  Given the fact that this transaction was with a related party and the shares had minimal value at issuance, this transaction has been recorded in stockholders’ deficit.

At December 31, 2012, the Company owed deferred compensation to three individuals totaling $350,000.  The deferred compensation was non-interest bearing and for services rendered during 2012.  Such amounts were paid in 2013.

In September 2013, the Company moved its operations from Ballground, Georgia to Nunica, Michigan and entered into a month to month agreement with a company related to the Chief Executive Officer to provide office and warehouse facilities, as well as administrative services to include a call center, order fulfillment, purchasing, inventory management and accounting for a monthly fee of approximately $21,000 per month.  The contract is cancellable at any time by either party.